SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Schedule of Level 3 liabilities measured at fair value on a recurring and nonrecurring basis

	December 31,	December 31,
	2020	2019
Convertible promissory notes
Beginning balance	$—	$—
Amounts allocated to the embedded derivative liability at inception (at fair value)	—	(21,000)
Conversions from accounts payable into convertible promissory notes	—	134,800
Proceeds from issuances of convertible promissory notes	—	250,000
Conversions into Series A‑1 Stock	—	(363,800)
Ending balance	$—	$—

Rollforward of Level 3 Liabilities Measured at Fair Value on a Recurring Basis:
Convertible promissory note embedded derivative liability
Beginning balance	$—	$—
Realized and unrealized gains and losses	—	2,000
Fair value of embedded derivative liability at inception	—	21,000
Amounts derecognized upon conversion of the related convertible promissory notes	—	(23,000)
Ending balance	$—	$—